Shareholders' Equity (Details) - Schedule of Warrants Exercisable	12 Months Ended
Mar. 31, 2024 $ / shares shares
August 9, 2021 Warrants [Member]
Schedule of Warrants Exercisable [Line Items]
Warrants exercisable in ordinary shares | shares	8,880,000
Weighted Average Exercise Price | $ / shares	$ 1
Average Remaining Contractual Life	2 years 4 months 24 days
October 2, 2023 Warrants [Member]
Schedule of Warrants Exercisable [Line Items]
Warrants exercisable in ordinary shares | shares	35,739,270
Weighted Average Exercise Price | $ / shares	$ 0.4888
Average Remaining Contractual Life	4 years 7 months 6 days
November 16, 2023 Warrants [Member]
Schedule of Warrants Exercisable [Line Items]
Warrants exercisable in ordinary shares | shares	53,608,910
Weighted Average Exercise Price | $ / shares	$ 0.5288
Average Remaining Contractual Life	4 years 8 months 12 days
January 17, 2024 Warrants [Member]
Schedule of Warrants Exercisable [Line Items]
Warrants exercisable in ordinary shares | shares	160,826,730
Weighted Average Exercise Price | $ / shares	$ 0.4146
Average Remaining Contractual Life	4 years 9 months 18 days
March 5, 2024 Warrants [Member]
Schedule of Warrants Exercisable [Line Items]
Warrants exercisable in ordinary shares | shares	222,600,000
Weighted Average Exercise Price | $ / shares	$ 0.4933
Average Remaining Contractual Life	4 years 10 months 24 days